Provisions and other liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current liabilities [Abstract]
Provisions and other liabilities	$ 0	$ 21,382
Leases due greater than 1 year	4,049	4,569
Provisions and other liabilities, non current	4,049	25,951
Current liabilities [Abstract]
Provisions and other liabilities	6,000	9,976
Leases due less than 1 year	1,545	963
Provisions and other liabilities current	7,545	10,939
Total provisions and other liabilities	11,594	36,890
Changes in lease liabilities from financing activities [Abstract]
Beginning balance, at January 1	5,532	1,624
Adoption of IFRS 16	0	0
Cash-flows [abstract]
Payment of leases	(1,215)	(1,119)	$ 0
Non-cash [Abstract]
Acquired lease assets	0	0
New leases	1,077	4,420
Interest expense	558	335	17
Foreign exchange movement	(358)	272
Ending balance, at December 31	$ 5,594	$ 5,532	$ 1,624